LOANS TO RELATED PARTIES (Details) (Executive Officers and Directors and their affiliates, USD $)	12 Months Ended
Dec. 31, 2012
Executive Officers and Directors and their affiliates
Loans to related parties
Total loans to executive officers and directors and their affiliates	$ 4,500,000
Principal payments during the year	1,006,000
Principal advances during the year	$ 1,308,000